Term deposits - By type (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Term deposits
Fixed deposits with banks	₨ 1,029,533	₨ 1,012,144
Total	₨ 1,029,533	₨ 1,012,144